INVENTORIES (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Finished goods	$ 95.2	$ 74.4
Ore stockpiles	33.6	80.1
Mine supplies	173.3	172.8
Current inventories	302.1	327.3
Non-current ore stockpiles	124.1	198.3
Inventories	$ 426.2	$ 525.6